Going concern	12 Months Ended
Jun. 30, 2026
Going concern
Going concern

2.Going concern

The financial statements are prepared on a going concern basis. In assessing whether the going concern assumption is appropriate, the Directors have taken into account all relevant available information about the current and future position of the Group, including current level of resources and the required level of spending on exploration and corporate activities. As at 30 June 2026 the Group had a cash balance of $52,459k.

The Board has reviewed the Group’s cash flow forecasts for 12 months from the date of signing, having regard to its current financial position and operational objectives. The predominant focus of operational activities over the period to June 2027 will be the delivery of a Definitive Feasibility Study on its Pilot Mountain project and a maiden resource at its Tempiute project, which are both fully funded. The cash flow forecasts indicate that the Group has the funds available to meet its operational activities and corporate activities for a period of at least twelve months from when the financial statements are authorised for issue and thus has sufficient working capital and cash flows to continue in operational existence.

Management expects the Group to retain sufficient liquidity throughout the 2027 fiscal year taking into account controllable expenditures. The cash forecasts consider a scenario that removes uncommitted financing and retains a prudent expenditure profile. Although the Company successfully raised funds in March 2026, future fundraising is not assumed. Before any mitigating actions, the forecasted cash flow decreases the monthly rate of cash outflows in the second half FY 2027 compared to the first half FY 2027. During the first half of FY 2027, if additional funds were to come in, the Group could approve additional expenditures in line with new cash balances and budgeting amounts and spend rates. If no additional funds were to come in, the Directors would take mitigating actions that are within management control or reasonably available if required, including deferral or reduction of discretionary exploration expenditure, phasing of study and development activities along with committed project work, active cost control over corporate and advisory expenditures and the use of available financing alternatives where appropriate.

The Group has flexibility over the timing and scale of exploration and evaluation programs. For the principal projects, management expects to maintain sufficient expenditure to preserve momentum and license standing while retaining discretion over non-committed activities. Taking this into consideration, the Company has therefore adopted the going concern basis of accounting in the preparation of the financial statements.